UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21629

SPECIAL VALUE EXPANSION FUND, LLC
(Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA  90405
(Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY
SPECIAL VALUE EXPANSION FUND, LLC
2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA  90405
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (310) 566-1000

Copies to:
RICHARD T. PRINS, ESQ.
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE
NEW YORK, NEW YORK 10036

Date of fiscal year end: SEPTEMBER 30

Date of reporting period: JULY 1, 2009 - JUNE 30, 2010

ITEM 1.	PROXY VOTING RECORD.

Issuer Name: Online Resources Corporation
Ticker:  ORCC
CUSIP: 68273GB99
Meeting Date:            November 24, 2009                            Meeting Type: Special

			Mgmt	Vote
	Proposal	Proposed By	Rec	Cast

1	Amend Online Resources’ Amended and Restated 2005 Restricted Stock and Option Plan	Issuer	For	Abstain

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Special Value Expansion Fund, LLC

By:  /s/ Hugh Steven Wilson
      ----------------------------------
Name:  Hugh Steven Wilson
Title:  Chief Executive Officer
Date:  August 30, 2010